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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-09685

                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
		Pioneer High Yield Fund
		Schedule of Investments 1/31/2011 (unaudited)
Principal	Floating
Amount ($)	Rate (d)		Value
		CONVERTIBLE CORPORATE BONDS - 19.3%
		Energy - 3.1%
		Coal & Consumable Fuels - 1.2%
1,000,000		International Coal G, 4.0%, 4/1/17	$1,791,250
30,858,000		Massey Energy Co., 3.25%, 8/1/15	34,329,525
			$36,120,775
		Oil & Gas Equipment & Services - 0.5%
10,598,000		Exterran Holdings, Inc., 4.25%, 6/15/14	$13,446,213
2,034,000		Newpark Resources, Inc., 4.0%, 10/1/17	1,866,195
			$15,312,408
		Oil & Gas Exploration & Production - 1.3%
12,017,000		Bill Barrett Corp., 5.0%, 3/15/28 (b)	$12,347,468
25,033,000		Chesapeake Energy, 2.5%, 5/15/37	23,812,641
6,135,000		Penn Virginia Corp., 4.5%, 11/15/12	6,119,663
			$42,279,772
		Total Energy	$93,712,955
		Materials - 0.2%
		Steel - 0.2%
5,200,000		Steel Dynamics, Inc., 5.125%, 6/15/14 (b)	$6,571,760
		Total Materials	$6,571,760
		Capital Goods - 5.0%
		Construction & Farm Machinery & Heavy Trucks - 1.2%
10,274,000		Greenbrier Co., Inc., 2.375%, 5/15/26	$9,773,143
17,300,000		Navistar International Corp., 3.0%, 10/15/14	25,193,125
			$34,966,268
		Electrical Component & Equipment - 1.5%
10,874,000		General Cable Corp., 4.5%, 11/15/29	$13,565,315
34,357,000		Roper Industries, Inc., 1.4813%, 1/15/34	33,068,613
			$46,633,928
		Trading Companies & Distributors - 2.3%
32,627,000		WESCO International, Inc., 6.0%, 9/15/29	$70,188,834
		Total Capital Goods	$151,789,030
		Commercial Services & Supplies - 0.4%
		Environmental & Facilities Services - 0.4%
9,235,000		Covanta Holding Corp., 3.25%, 6/1/14	$10,851,125
		Total Commercial Services & Supplies	$10,851,125
		Transportation - 0.8%
		Airlines - 0.1%
2,575,000		Continental Airlines, Inc., 4.5%, 1/15/15	$3,994,469
		Marine - 0.7%
5,993,000		DryShips, Inc., 5.0%, 12/1/14	$5,835,684
16,398,000		Horizon Lines, 4.25%, 8/15/12	15,352,628
			$21,188,312
		Total Transportation	$25,182,781
		Automobiles & Components - 1.1%
		Automobile Manufacturers - 1.1%
16,811,000		Ford Motor Co., 4.25%, 11/15/16	$32,151,038
		Total Automobiles & Components	$32,151,038
		Consumer Durables & Apparel - 0.5%
		Homebuilding - 0.5%
11,230,000		D.R. Horton, Inc., 2.0%, 5/15/14	$13,125,063
3,015,000		Lennar Corp., 2.75%, 12/15/20	3,406,950
			$16,532,013
		Total Consumer Durables & Apparel	$16,532,013
		Media - 0.2%
		Broadcasting - 0.2%
5,275,000		XM Satellite Radio, Inc., 7.0%, 12/1/14	$6,679,469
		Total Media	$6,679,469
		Retailing - 0.2%
		Automotive Retail - 0.2%
5,825,000		Sonic Automotive, Inc., 5.0%, 10/1/29	$7,026,406
		Total Retailing	$7,026,406
		Food, Beverage & Tobacco - 0.3%
		Tobacco - 0.3%
9,065,000		Alliance One International, Inc., 5.5%, 7/15/14 (b)	$9,631,563
		Total Food, Beverage & Tobacco	$9,631,563
		Health Care Equipment & Services - 1.4%
		Health Care Equipment - 0.4%
13,025,000		Hologic, Inc., 2.0%, 12/15/37 (b)	$12,497,488
		Health Care Services - 0.3%
9,421,000		Omnicare, Inc., 3.25%, 12/15/35	$8,620,215
		Health Care Supplies - 0.4%
9,460,000		Alere, Inc., 3.0%, 5/15/16	$10,654,325
		Health Care Technology - 0.3%
10,825,000		WebMD Health Corp., 2.5%, 1/31/18	$10,838,531
		Total Health Care Equipment & Services	$42,610,559
		Pharmaceuticals & Biotechnology - 2.2%
		Biotechnology - 2.2%
9,250,000		BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17	$12,707,188
5,500,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/13	5,651,250
10,576,000		Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17	10,787,520
19,255,000		MannKind Corp., 3.75%, 12/15/13	11,360,450
24,210,000		Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	25,934,963
			$66,441,371
		Total Pharmaceuticals & Biotechnology	$66,441,371
		Diversified Financials - 0.1%
		Consumer Finance - 0.1%
4,150,000		Dollar Financial, 2.875%, 6/30/27 (144A) (b)	$4,341,938
		Total Diversified Financials	$4,341,938
		Real Estate - 0.6%
		Office Real Estate Investment Trusts - 0.3%
7,740,000		Lexington Realty Trust, 6.0%, 1/15/30 (144A)	$9,849,150
		Specialized Real Estate Investment Trusts - 0.2%
4,785,000		Host Hotels & Resorts LP, 2.5%, 10/15/29	$6,956,194
		Total Real Estate	$16,805,344
		Software & Services - 0.4%
		Application Software - 0.4%
8,982,000		Nuance Communications, 2.75%, 8/15/27	$11,160,135
		Data Processing & Outsourced Services - 0.0%
1,200,000		CSG Systems International, Inc., 2.5%, 6/15/24	$1,209,000
		Total Software & Services	$12,369,135
		Technology Hardware & Equipment - 0.9%
		Electronic Equipment & Instruments - 0.7%
7,125,000		L-1 Identity Solutions, Inc., 3.75%, 5/15/27	$7,098,281
14,315,000		Newport Corp., 2.5%, 2/15/12	14,798,131
			$21,896,412
		Technology Distributors - 0.2%
1,570,000		Anixter International, Inc., 1.0%, 2/15/13	$1,829,050
4,000,000		Anixter International, Inc., 1.0%, 2/15/13 (144A)	4,660,000
			$6,489,050
		Total Technology Hardware & Equipment	$28,385,462
		Semiconductors - 1.3%
		Semiconductors - 1.3%
16,464,000		ON Semiconductor Corp., 2.625%, 12/15/26	$20,703,480
2,155,000		SunPower Corp., 1.25%, 2/15/27 (b)	2,084,963
6,975,000		SunPower Corp., 4.5%, 3/15/15	6,701,580
12,184,000		SunPower Corp., 4.75%, 4/15/14	11,559,570
1,000,000		Suntech Power, 3.0%, 3/15/13	917,500
			$41,967,093
		Total Semiconductors	$41,967,093
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.3%
9,000,000		Ciena Corp., 0.875%, 7/15/17	$7,740,000
		Total Telecommunication Services	$7,740,000
		Utilities - 0.2%
		Multi-Utilities - 0.2%
4,185,000		CMS Energy Corp., 5.5%, 6/15/29	$5,995,013
		Total Utilities	$5,995,013
		TOTAL CONVERTIBLE CORPORATE BONDS	$586,784,055
		(Cost $442,577,667)
Shares
		PREFERRED STOCKS - 4.3%
		Energy - 0.3%
		Oil & Gas Exploration & Production - 0.2%
59,180		Petroquest Energy, 6.875%, 12/31/49	$2,525,802
46,800		SandRidge Energy, Inc., 8.5%, 12/31/99	5,506,020
			$8,031,822
		Total Energy	$8,031,822
		Capital Goods - 0.4%
		Electrical Component & Equipment - 0.4%
68,400		General Cable Corp., 5.75%, 11/24/13	$12,696,750
		Total Capital Goods	$12,696,750
		Food & Staples Retailing - 0.2%
		Food Distributors - 0.2%
443,500		2009 Dole Food Automatic Common Exchange Security Trust *	$6,200,130
		Total Food Staples & Retailing	$6,200,130
		Health Care Equipment & Services - 0.8%
		Health Care Supplies - 0.8%
91,043		Alere, Inc., 3.0%, 12/31/49 *	$25,400,997
		Total Health Care Equipment & Services	$25,400,997
		Banks - 0.6%
		Thrifts & Mortgage Finance - 0.6%
455,732		Sovereign Cap Trust IV, 4.375%, 3/1/34	$18,712,356
		Total Banks	$18,712,356
		Diversified Financials - 0.1%
		Diversified Financial Services - 0.1%
3,540		Bank of America Corp., 7.25%, 12/31/49	$3,506,901
		Total Diversified Financials	$3,506,901
		Real Estate - 1.9%
		Real Estate Operating Companies - 1.9%
899,012		Forest City Enterprises, Inc., 7.0%, 12/31/49	$56,356,815
		Total Real Estate	$56,356,815
		TOTAL PREFERRED STOCKS	$130,905,771
		(Cost $107,840,066)

		COMMON STOCKS - 15.7%
		Energy - 1.0%
		Integrated Oil & Gas - 0.3%
185,100		Marathon Oil Corp.	$8,459,070
		Oil & Gas Drilling - 0.4%
2,437,937		Hercules Offshore, Inc. *	$8,069,571
63,739		Transocean, Ltd. * (b)	5,094,658
			$13,164,229
		Oil & Gas Exploration & Production - 0.3%
99,500		QEP Resources, Inc.	$4,043,680
543,713		SandRidge Energy, Inc. * (b)	4,045,225
			$8,088,905
		Total Energy	$29,712,204
		Materials - 3.8%
		Commodity Chemicals - 1.0%
1,195,383		Georgia Gulf Corp. * (b)	$31,833,049
		Construction Materials - 0.2%
146,894		Texas Industries, Inc. (b)	$5,836,099
		Diversified Chemical - 1.5%
109,042		FMC Corp.	$8,293,735
1,010,059		LyondellBasell Industries NV *	36,301,520
			$44,595,255
		Diversified Metals & Mining - 1.0%
243,480		Freeport-McMoRan Copper & Gold, Inc. (Class B)	$26,478,450
2,600,200		Polymet Mining Corp. *	5,330,410
			$31,808,860
		Steel - 0.0%
27,854		KNIA Holdings, Inc. *	$194,698
		Total Materials	$114,267,961
		Capital Goods - 4.0%
		Aerospace & Defense - 1.9%
468,257		BE Aerospace, Inc. *	$18,116,863
375,903		DigitalGlobe, Inc. *	11,543,981
167,413		Geoeye, Inc. * (b)	6,683,127
201,875		ITT Corp.	11,894,475
468,500		Orbital Sciences Corp. *	7,992,610
			$56,231,056
		Building Products - 0.3%
176,212		Lennox International, Inc.	$8,659,058
		Construction & Farm Machinery & Heavy Trucks - 0.3%
519,502		Commercial Vehicle Group, Inc. *	$8,384,762
		Electrical Component & Equipment - 0.8%
233,055		Cooper Industries Plc	$14,276,949
321,400		General Cable Corp. * (b)	11,895,014
			$26,171,963
		Industrial Machinery - 0.7%
215,080		ESCO Technologies, Inc. (b)	$7,803,102
365,365		Kennametal, Inc.	14,833,819
			$22,636,921
		Total Capital Goods	$122,083,760
		Consumer Services - 1.0%
		Casinos & Gaming - 0.3%
297,587		International Game Technology (b)	$5,109,569
217,600		Scientific Games Corp. *	2,245,632
86,600		WMS Industries, Inc. *	3,632,870
			$10,988,071
		Restaurants - 0.3%
314,243		Starbucks Corp. (b)	$9,908,082
		Specialized Consumer Services - 0.3%
1,091,689		Service Corp. International	$9,464,944
		Total Consumer Services	$30,361,097
		Retailing - 0.1%
		Automotive Retail - 0.0%
189,574		Sonic Automotive, Inc. (b)	$2,360,196
		Total Retailing	$2,360,196
		Food, Beverage & Tobacco - 0.2%
		Tobacco - 0.2%
1,334,100		Alliance One International, Inc. *	$5,109,603
		Total Food, Beverage & Tobacco	$5,109,603
		Health Care Equipment & Services - 0.8%
		Health Care Supplies - 0.1%
70,500		Alere, Inc. * (b)	$2,761,485
		Managed Health Care - 0.6%
225,580		Aetna, Inc.	$7,430,605
166,600		CIGNA Corp.	7,000,532
151,300		United Healthcare Group, Inc.	6,210,865
			$20,642,002
		Total Health Care Equipment & Services	$23,403,487
		Pharmaceuticals & Biotechnology - 1.5%
		Life Sciences Tools & Services - 1.5%
151,856		Bio-Rad Laboratories, Inc. *	$16,534,081
302,262		Thermo Fisher Scientific, Inc. *	17,310,545
156,992		Waters Corp. *	11,992,619
			$45,837,245
		Total Pharmaceuticals & Biotechnology	$45,837,245
		Diversified Financials - 0.2%
		Asset Management & Custody Banks - 0.2%
150,017		Legg Mason, Inc. (b)	$4,970,063
		Total Diversified Financials	$4,970,063
		Real Estate - 0.3%
		Mortgage Real Estate Investment Trusts - 0.3%
452,359		Annaly Capital Management, Inc.	$8,065,561
		Total Real Estate	$8,065,561
		Software & Services - 0.2%
		Application Software - 0.2%
186,000		Blackboard, Inc. * (b)	$7,227,960
		Total Software & Services	$7,227,960
		Technology Hardware & Equipment - 1.0%
		Communications Equipment - 0.2%
108,400		Research In Motion *	$6,407,524
		Electronic Equipment & Instruments - 0.4%
191,118		Itron, Inc. * (b)	$11,088,666
		Electronic Manufacturing Services - 0.3%
290,100		Tyco Electronics, Ltd.	$10,510,323
		Technology Distributors - 0.0%
76,800		Ingram Micro, Inc. *	$1,516,032
		Total Technology Hardware & Equipment	$29,522,545
		Semiconductors - 0.3%
		Semiconductors - 0.3%
1,247,000		PMC - Sierra, Inc. *	$9,751,540
		Total Semiconductors	$9,751,540
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.3%
806,500		Windstream Corp.	$10,331,265
		Total Telecommunication Services	$10,331,265
		Utilities - 1.1%
		Independent Power Producer & Energy Traders - 0.3%
427,600		NRG Energy, Inc. *	$8,872,700
		Multi-Utilities - 0.8%
761,634		CMS Energy Corp. (b)	$14,851,863
147,500		Public Service Enterprise Group, Inc.	4,783,425
109,700		Sempra Energy	5,712,079
			$25,347,367
		Total Utilities	$34,220,067
		TOTAL COMMON STOCKS	$477,224,554
		(Cost $345,254,956)
Principal
Amount ($)
		ASSET BACKED SECURITIES - 0.1%
		Banks - 0.1%
		Thrifts & Mortgage Finance - 0.1%
2,510,000	0.68	Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47	$1,160,734
1,636,366	0.00	FBR Securitixation Trust, Floating Rate Note, 10/25/35	1,051,833
			$2,212,567
		Total Banks	$2,212,567
		TOTAL ASSET BACKED SECURITIES	$2,212,567
		(Cost $2,304,424)

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
		Telecommunication Services - 0.1%
		Integrated Telecommunication Services - 0.1%
1,585,000		Global Tower Partners Acquisition, 7.87%, 5/15/37	$1,640,852
		Total Telecommunication Services	$1,640,852
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	$1,640,852
		(Cost $1,203,869)

		CORPORATE BONDS - 47.9%
		Energy - 7.8%
		Coal & Consumable Fuels - 0.1%
3,127,000		Murray Energy Corp., 10.25%, 10/15/15	$3,314,620
		Oil & Gas Drilling - 0.6%
15,825,000		Vantage Drilling Co., 11.5%, 8/1/15	$17,605,313
		Oil & Gas Equipment & Services - 0.8%
6,323,000		American Petroleum, 10.25%, 5/1/15	$6,583,824
4,045,000		Complete Production Service, 8.0%, 12/15/16	4,257,363
13,565,000		Expro Finance Luxembourg SCA, 8.5%, 12/15/16	13,361,525
1,325,000		Frac Tech Services LLC, 7.125%, 11/15/18	1,356,469
			$25,559,181
		Oil & Gas Exploration & Production - 3.5%
3,425,000		Berry Petroleum Co., 6.75%, 11/1/20	$3,493,500
1,795,000		Bill Barrett Corp., 9.875%, 7/15/16	2,005,913
2,277,000		Brigham Exploration Co., 8.75%, 10/1/18	2,499,008
2,561,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	2,689,050
15,705,000		Hilcorp Energy, 7.75%, 11/1/15 (144A)	16,293,938
6,005,000		Linn Energy LLC, 11.75%, 5/15/17 (144A)	6,950,788
7,150,000		Linn Energy LLC, 8.625%, 4/15/20 (144A)	7,829,250
2,100,000		Oasis Petroleum, Inc., 7.25%, 8/1/11	2,142,000
5,250,000		Petrohawk Energy Corp., 7.25%, 8/15/18 (144A)	5,394,375
3,830,000		Plains Exploration & Production Co., 10.0%, 3/1/16	4,327,900
3,815,000		Quicksilver Resources Inc., 7.125%, 4/1/16	3,662,400
13,550,000		Quicksilver Resources Inc., 8.25%, 8/1/15	14,159,750
18,935,000		SandRidge Energy, Inc., 8.0%, 6/1/18	19,455,713
2,755,000		SandRidge Energy, Inc., 8.625, 4/1/15	2,837,650
7,250,000		Swift Energy Co., 8.875%, 1/15/20	7,938,750
3,550,000		Whiting Petroleum, 6.5%, 10/1/18	3,660,938
			$105,340,923
		Oil & Gas Refining & Marketing - 2.4%
15,013,000		Holly Energy Partners LP, 6.25%, 3/1/15	$14,862,870
2,100,000		Holly Energy Partners LP, 6.25%, 3/1/15 (144A)	2,194,500
56,295,000		Tesoro Corp., 6.625%, 11/1/15 (b)	57,913,481
			$74,970,851
		Oil & Gas Storage & Transporation - 0.4%
4,809,000		Energy Transfer Equity LP, 7.5%, 10/15/20	$5,139,619
6,760,000		Southern Union Co., 7.2%, 11/1/66	6,354,400
			$11,494,019
		Total Energy	$238,284,907
		Materials - 7.3%
		Aluminum - 1.1%
13,972,650	6.83	Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15	$13,134,291
19,605,000		Novelis, Inc., 8.75%, 12/15/20	21,295,931
			$34,430,222
		Commodity Chemicals - 0.8%
13,645,000		Hexion US Finance Corp., 8.875%, 2/1/18 (144A)	$14,702,488
6,275,000		Hexion US Finance Corp., 9.0%, 11/15/20	6,698,563
3,700,000		Rain CII Carbon LLC and CII Carbon Corp., 8.0%, 12/1/18	3,922,000
			$25,323,051
		Construction Materials - 0.4%
10,105,000		Texas Industries, Inc., 9.25%, 8/15/20	$10,837,613
		Diversified Chemical - 0.8%
6,635,000		Ineos Finance Plc, 9.0%, 5/15/15 (144A)	$7,265,325
10,058,000		Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) (b)	10,259,160
7,558,000		Momentive Performance Material, 9.0%, 1/15/21	8,049,270
			$25,573,755
		Diversified Metals & Mining - 0.1%
4,128,459		Blaze Recycling & Metals, 13.0%, 7/16/12	$3,519,511
		Metal & Glass Containers - 0.8%
3,375,000		AEP Industries, Inc., 7.875%, 3/15/13	$3,366,563
2,290,000		BWAY Holding Co., 10.0%, 6/15/18 (144A) (b)	2,496,100
18,370,000		Crown Cork and Seal Co., Inc., 7.375%, 12/15/26	18,324,075
			$24,186,738
		Paper Packaging - 0.6%
7,139,000		Graham Packaging Co., 9.875%, 10/15/14	$7,388,865
9,590,000		Packaging Dynamics Corp., 8.75%, 2/1/16	9,769,813
			$17,158,678
		Paper Products - 0.4%
11,046,000		ABI Escrow Corp., 10.25%, 10/15/18 (b)	$12,454,365
325,000		Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	333,938
			$12,788,303
		Specialty Chemicals - 1.7%
54,035,000		Nova Chemicals Corp., 7.875%, 9/15/25	$51,603,425
		Steel - 0.5%
16,805,000		Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)	$15,166,513
		Total Materials	$220,587,809
		Capital Goods - 5.6%
		Aerospace & Defense - 0.6%
17,628,000		DynCorp International, 10.375%, 7/1/17	$18,200,910
		Building Products - 0.1%
1,541,000		USG Corp., 8.375%, 10/15/18	$1,598,788
1,800,000		USG Corp., 9.75%, 8/1/14 (144A)	1,944,000
			$3,542,788
		Construction & Engineering - 0.9%
17,456,000		Mueller Water Products, 7.375%, 6/1/17	$16,954,140
9,750,000		New Enterprise Stone & Lime Co., 11.0%, 9/1/18	9,725,625
			$26,679,765
		Construction & Farm Machinery & Heavy Trucks - 0.7%
4,790,000		American Railcar, 7.5%, 3/1/14	$4,849,875
15,775,000		Greenbrier Co., Inc., 8.375%, 5/15/15	16,129,938
			$20,979,813
		Electrical Component & Equipment - 2.0%
31,930,000		Anixter International Corp., 5.95%, 3/1/15	$31,690,525
12,925,000		Baldor Electric, 8.625%, 2/15/17	14,411,375
3,100,000		Coleman Cable, Inc., 9.0%, 2/15/18	3,208,500
9,336,000		General Cable Corp., 7.125%, 4/1/17 (b)	9,616,080
1,900,000		Polypore International, Inc., 7.5%, 11/15/17	1,966,500
			$60,892,980
		Industrial Machinery - 0.2%
5,500,000		Liberty Tire Recycling, 11.0%, 10/1/16	$6,105,000
		Trading Companies & Distributors - 1.1%
31,751,000		Wesco Distribution, Inc., 7.5%, 10/15/17	$32,703,530
		Total Capital Goods	$169,104,786
		Transportation - 1.0%
		Air Freight & Couriers - 0.4%
8,900,000		Ceva Group Plc, 11.5%, 4/1/18 (144A)	$9,734,375
3,205,000		Ceva Group Plc, 11.625%, 10/1/16 (b)	3,541,525
			$13,275,900
		Trucking - 0.5%
11,305,000		Swift Services Holdings, Inc., 10.0%, 11/15/18 (b)	$12,223,531
4,640,000		Syncreon Global Ireland, Ltd., 9.5%, 5/1/18	4,767,600
			$16,991,131
		Total Transportation	$30,267,031
		Automobiles & Components - 0.8%
		Auto Parts & Equipment - 0.7%
9,980,000		Allison Transmission, 11.0%, 11/1/15 (144A) (b)	$10,928,100
7,411,700		Allison Transmission, 11.25%, 11/1/15 (144A)	8,134,341
4,650,000		Pinafore LLC/Pinafore, Inc., 9.0%, 10/1/18	5,132,438
			$24,194,879
		Total Automobiles & Components	$24,194,879
		Consumer Durables & Apparel - 1.7%
		Homebuilding - 0.4%
11,745,000		Beazer Homes USA, Inc., 9.125%, 6/15/18	$11,921,175
		Housewares & Specialties - 1.2%
2,500,000		Reynolds Group Holdings, Ltd., 8.25%, 2/15/21	$2,518,750
7,260,000		Reynolds Group Issuer, Inc., 9.0%, 4/15/19	7,623,000
7,495,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)	7,813,538
16,900,000		Yankee Acquisition Corp., 9.75%, 2/15/17 (b)	17,745,000
			$35,700,288
		Textiles - 0.1%
3,750,000		Polymer Group, Inc., 7.75%, 2/1/19	$3,853,125
		Total Consumer Durables & Apparel	$51,474,588
		Consumer Services - 0.9%
		Casinos & Gaming - 0.8%
33,735,000		Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)	$4,006,031
5,648,000		Pinnacle Entertainment, Inc., 8.75%, 5/15/20 (b)	6,001,000
2,970,000		Scientific Games Corp., 7.875%, 6/15/16	3,059,100
8,693,000		Scientific Games International, Inc., 9.25%, 6/15/19 (144A)	9,323,243
2,050,000		Seneca Gaming Corp., 8.25%, 12/1/18	2,091,000
			$24,480,374
		Leisure Facilities - 0.1%
2,100,000		Cedar Fair LP/Canada, 9.125%, 8/1/18	$2,262,750
		Total Consumer Services	$26,743,124
		Media - 3.0%
		Advertising - 0.5%
11,985,000		Interpublic Group of Cos., 10.0%, 7/15/17	$14,262,150
		Broadcasting - 2.3%
5,850,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.0%, 1/15/19	$5,893,875
4,097,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	4,260,880
3,095,000		Entravision Communications Corp., 8.75%, 8/1/17	3,311,650
11,575,000		Hughes Network Systems LLC, 9.5%, 4/15/14	11,951,188
11,389,061		Intelsat Bermuda, Ltd., 11.5%, 2/4/17	12,983,530
10,850,000		Intelsat Subsidiary Holding Co., 8.5%, 1/15/13	10,904,250
4,750,000		Telesat Canada / Telesat LLC, 11.0%, 11/1/15	5,331,875
8,990,000		Telesat Canada / Telesat LLC, 12.5%, 11/1/17	10,877,900
3,088,083		Umbrella Acquisition, Inc., 9.75%, 3/15/15 PIK (144A)	3,366,010
			$68,881,158
		Publishing - 0.2%
7,230,000		Interactive Data Corp., 10.25%, 8/1/18 (b)	$7,953,000
		Total Media	$91,096,308
		Retailing - 0.7%
		Automotive Retail - 0.1%
900,000		Asbury Automotive Group, Inc., 8.375%, 11/15/20	$938,250
4,530,000		Sonic Automotive, Inc., 9.0%, 3/15/18	4,801,800
			$5,740,050
		Internet Retail - 0.5%
14,040,000		Ticketmaster, 10.75%, 8/1/16	$15,408,900
		Total Retailing	$21,148,950
		Food & Drug Retailing - 0.3%
		Food Distributors - 0.3%
10,389,000		C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A)(b)	$10,298,096
		Total Food & Drug Retailing	$10,298,096
		Food, Beverage & Tobacco - 0.9%
		Tobacco - 0.9%
24,855,000		Alliance One International, Inc., 10.0%, 7/15/16	$26,097,750
		Total Food, Beverage & Tobacco	$26,097,750
		Household & Personal Products - 0.4%
		Personal Products - 0.4%
1,950,000		NBTY, Inc., 9.0%, 10/1/18	$2,101,125
9,520,000		Revlon Consumer Products Corp., 9.75%, 11/15/15	10,115,000
			$12,216,125
		Total Household & Personal Products	$12,216,125
		Health Care Equipment & Services - 2.3%
		Health Care Equipment - 0.1%
4,000,000		Accellent, Inc., 10.0%, 11/1/17	$3,930,000
		Health Care Facilities - 0.4%
2,325,000		Capella Healthcare, Inc., 9.25%, 7/1/17	$2,516,813
2,205,000		HCA, Inc., 9.875%, 2/15/17 (b)	2,442,038
4,290,000		Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19 (b)	4,343,625
5,965,000		Vanguard Health Systems, Inc., 0.0%, 2/1/16	3,698,300
			$13,000,776
		Health Care Services - 1.2%
2,530,000		BioScrip, Inc., 10.25%, 10/1/15	$2,681,800
7,479,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	8,348,434
6,995,000		Surgical Care Affiliates, 10.0%, 7/15/17 (144A)	7,222,338
16,647,387		Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK	16,917,907
			$35,170,479
		Health Care Supplies - 0.5%
12,229,000		Biomet, Inc., 10.375%, 10/15/17 (b)	$13,696,480
		Health Care Technology - 0.1%
3,125,000		MedAssets, Inc., 8.0%, 11/15/18	$3,234,375
		Total Health Care Equipment & Services	$69,032,110
		Pharmaceuticals & Biotechnology - 1.1%
		Biotechnology - 0.6%
6,000,000		ConvaTec Healthcare E SA, 10.5%, 12/15/18	$6,382,500
10,559,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17 (144A)	11,324,528
			$17,707,028
		Life Sciences Tools & Services - 0.4%
7,975,625		Catalent Pharma Solution, 9.5%, 4/15/17 (144A)	$8,145,107
5,836,000		PharmaNet Development Group, Inc., 10.875%, 4/15/17	6,186,160
			$14,331,267
		Total Pharmaceuticals & Biotechnology	$32,038,295
		Diversified Financials - 1.1%
		Diversified Financial Services - 0.3%
2,700,000		Caelus Re II, Ltd., Floating Rate Note, 5/24/13	$2,744,010
2,265,000		Ibis Re, Ltd., 11.2775%, 5/10/12	2,408,828
5,100,000		Lodestone Re, Ltd., 0.0%, 1/8/14	5,104,080
			$10,256,918
		Specialized Finance - 0.7%
12,630,000		National Money Mart Co., 10.375%, 12/15/16	$13,971,938
5,070,000	7.68	NCO Group, Inc., Floating Rate Note, 11/15/13	4,563,000
1,175,000		Successor X, Ltd., Floating Rate Note, 12/13/13	1,169,243
2,600,000		Successor X, Ltd., Floating Rate Note, 12/13/13	2,583,620
			$22,287,801
		Total Diversified Financials	$32,544,719
		Insurance - 2.2%
		Insurance Brokers - 1.0%
18,435,000		Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)	$19,495,013
4,950,000		Hub International Holdings, 10.25%, 6/15/15 (144A)	5,110,875
6,063,000	6.68	Usi Holdings Corp., Floating Rate Note, 11/15/14	5,684,063
			$30,289,951
		Multi-Line Insurance - 0.7%
18,792,000	10.75	Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)	$24,147,720
		Reinsurance - 0.4%
2,500,000	7.19	Blue Fin, Ltd., Floating Rate Note, 4/10/12	$2,459,750
2,000,000	8.92	Caelus Re, Ltd., Floating Rate Note, 6/7/11	2,007,400
3,850,000		Foundation Re III, Ltd., Floating Rate Note, 2/3/14	3,928,540
1,675,000	12.03	Globecat, Ltd., Floating Rate Note, 1/2/13 (144A)	1,634,800
625,000	8.78	Globecat, Ltd., Floating Rate Note, 1/2/13 (144A)	633,625
750,000	7.20	Muteki, Ltd., Floating Rate Note, 5/24/11	754,425
			$11,418,540
		Total Insurance	$65,856,211
		Real Estate - 2.4%
		Real Estate Operating Companies - 2.4%
77,045,000		Forest City Enterprises, 6.5%, 2/1/17	$70,881,400
1,140,000		Forest City Enterprises, 7.625%, 6/1/15	1,108,650
			$71,990,050
		Specialized Real Estate Investment Trusts - 0.0%
1,800,000		Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	$1,867,500
		Total Real Estate	$73,857,550
		Software & Services - 1.1%
		Application Software - 0.1%
3,655,000		Vangent, Inc., 9.625%, 2/15/15	$3,444,838
		Data Processing & Outsourced Services - 0.4%
4,722,000		First Data Corp., 12.625%, 1/15/21	$4,781,025
4,722,000		First Data Corp., 8.25%, 1/15/21 (b)	4,544,925
1,056,000		First Data Corp., 9.875%, 9/24/15	1,053,360
			$10,379,310
		Internet Software & Services - 0.0%
222,000		Terremark Worldwide, Inc., 12.0%, 6/15/17	$276,945
		IT Consulting & Other Services - 0.6%
14,000,000		Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18	$12,530,000
6,325,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	6,451,500
			$18,981,500
		Total Software & Services	$33,082,593
		Technology Hardware & Equipment - 0.9%
		Communications Equipment - 0.5%
15,100,000		CommScope, Inc., 8.25%, 1/15/19	$15,666,250
		Computer Storage & Peripherals - 0.3%
8,960,000		Seagate HDD Cayman, 7.75%, 12/15/18	$9,184,000
		Electronic Manufacturing Services - 0.0%
1,190,000		Jabil Circuit, Inc., 5.625%, 12/15/20	$1,172,150
		Total Technology Hardware & Equipment	$26,022,400
		Semiconductors - 0.0%
		Semiconductors - 0.0%
2,060,000		Advanced Micro Devices, Inc., 7.75%, 8/1/20	$2,111,500
		Total Semiconductors	$2,111,500
		Telecommunication Services - 5.0%
		Alternative Carriers - 1.3%
12,775,000		PAETEC Holdings, 8.875%, 6/30/17 (144A)	$13,733,125
15,051,000		Global Crossing, Ltd., 12.0%, 9/15/15	17,308,650
3,300,000		PAETEC Escrow Corp., 9.875%, 12/1/18	3,489,750
4,500,000		Paetec Holdings, 9.5%, 7/15/15	4,713,750
			$39,245,275
		Integrated Telecommunication Services - 3.3%
1,590,000		Cincinnati Bell, Inc., 7.0%, 2/15/15	$1,609,875
5,640,000		Cincinnati Bell, Inc., 8.25%, 10/15/17	5,696,400
19,520,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	19,032,000
7,050,000		Frontier Communications Corp., 8.5%, 4/15/20	7,948,875
12,150,000		Frontier Communications Corp., 8.75%, 4/15/22	13,699,125
5,495,000		GCI, Inc., 8.625%, 11/15/19	5,975,813
2,475,000		Global Crossing UK Finance Plc, 10.75%, 12/15/14	2,573,505
8,963,000		MasTec, Inc., 4.0%, 6/15/14	10,950,097
5,775,000		MasTec, Inc., 4.25%, 12/15/14	7,099,208
4,505,000		MasTec, Inc., 7.625%, 2/1/17	4,459,950
6,675,000		Windstream Corp., 7.75%, 10/15/20	6,891,938
3,135,000		Windstream Corp., 7.75%, 10/15/20 (144A)	3,236,888
9,445,000		Windstream Corp., 8.125%, 9/1/18	10,035,313
			$99,208,987
		Wireless Telecommunication Services - 0.3%
5,950,000		Cricket Communications, Inc., 7.75%, 10/15/20	$5,741,750
6,500,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	6,272,500
			$12,014,250
		Total Telecommunication Services	$150,468,512
		Utilities - 1.6%
		Electric Utilities - 0.4%
2,320,000		Public Service of New Mexico, 9.25%, 5/15/15	$2,598,400
13,500,000		Texas Competitive Electric Holdings, 15.0%, 4/1/21 (b)	12,015,000
			$14,613,400
		Gas Utilities - 0.1%
2,950,000		Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/1/21	$2,861,500
		Independent Power Producer & Energy Traders - 1.0%
8,310,000		Calpine Corp., 7.875%, 7/31/20	$8,704,725
700,000		Foresight Energy LLC, 9.625%, 8/15/17 (144A)	749,875
13,010,000		Intergen NV, 9.0%, 6/30/17	13,953,225
8,050,000		NRG Energy, Inc., 7.625%, 1/15/18	8,150,625
			$31,558,450
		Total Utilities	$49,033,350
		TOTAL CORPORATE BONDS	$1,455,561,593
		(Cost $1,409,576,842)

		MUNICIPAL BONDS - 3.4%
		Municipal Airport - 0.5%
8,150,000		Houston Texas Airport Revenue, 6.75%, 7/1/29	$7,858,719
8,460,000		New Jersey Economic Development Authority, 6.25%, 9/15/29	7,657,907
			$15,516,626
		Municipal Development - 1.1%
17,230,000		Alliance Airport Authority/Texas, 5.75%, 12/1/29	$12,906,821
12,500,000		Dallas-Fort Worth International Airport, 5.5%, 11/1/30	8,986,375
4,325,000		Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35	3,401,267
7,600,000		Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	7,607,676
			$32,902,139
		Municipal Environment - 0.0%
10,000,000	7.30	Ohio Air Quality Development, Floating Rate Note, 6/8/22	$1,047,000
		Municipal General - 0.5%
7,875,000		County of Cook Illinois, 6.5%, 10/15/40	$7,836,019
2,700,000		Illinois Finance Authority, 6.5%, 10/15/40	2,686,635
4,400,000		State of Ohio, 5.75%, 4/1/35	3,963,080
			$14,485,734
		Municipal Pollution - 1.3%
6,255,000		Bedford County Economic Development Authority, 5.6%, 12/1/25	$5,688,172
2,090,000		Bedford County Economic Development Authority, 6.3%, 12/1/25	2,032,943
4,675,000		Butler Industrial Development Board, 5.75%, 9/1/28	4,305,395
4,750,000		Ohio State Pollution Control Revenue, 5.6%, 8/1/32	3,754,353
9,980,000		Ohio State Pollution Control Revenue, 5.65%, 3/1/33	7,920,727
4,440,000		Parish of St. James Louisiana, 7.7%, 10/1/22	4,439,290
1,620,000		Port of Bay City Authority, 6.5%, 5/1/26	1,595,797
10,900,000		Red River Authority, 6.7%, 11/1/30	10,899,673
			$40,636,350
		TOTAL MUNICIPAL BONDS	$104,587,849
		(Cost $102,060,203)

		SENIOR FLOATING RATE LOAN INTERESTS - 7.8%**
		Energy - 0.3%
		Oil & Gas Equipment And Services - 0.2%
773,843	5.50	Aquilex Holdings LLC, Term Loan, 4/1/16	$778,679
5,282,761	8.50	Hudson Products Holdings, Inc., Term Loan, 8/24/15	5,163,899
			$5,942,578
		Oil & Gas Exploration & Production - 0.1%
3,403,574	4.31	Venoco, Inc., Retired Term Loan, 5/7/14	$3,385,494
		Total Energy	$9,328,072
		Materials - 0.2%
		Diversified Chemical - 0.2%
2,448,746	7.50	Ineos U.S. Finance Corp., Senior Credit Term Loan, 12/16/13	$2,540,574
2,450,622	8.00	Ineos U.S. Finance Corp., Senior Credit Term Loan, 12/16/14	2,542,520
			$5,083,094
		Steel - 0.0%
1,625,855	10.50	Niagara Corp., New Term Loan, 6/29/14	$1,544,562
		Total Materials	$6,627,656
		Capital Goods - 0.4%
		Aerospace & Defense - 0.2%
2,362,179	4.04	DAE Aviation Holdings, Inc., Tranche B1 Term Loan, 7/31/14	$2,348,891
789,277	3.31	Hunter Defense Technology, Term Loan, 8/22/14	774,151
2,281,463	4.06	Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14	2,268,629
730,385	5.50	Tasc, Inc., Tranche A Term Loan, 12/18/14	735,254
643,500	5.75	Tasc, Inc., Tranche B Term Loan, 12/18/15	649,734
			$6,776,659
		Building Products - 0.0%
1,117,200	5.75	Goodman Global Group, Inc., Initial Term Loan, 10/6/16	$1,128,805
		Electrical Component & Equipment - 0.0%
1,181,075	5.51	Scotsman Industries, Inc., Term Loan, 4/30/16	$1,190,671
		Industrial Conglomerates - 0.0%
1,627,925	6.25	Tomkins Plc, Term B Loan, 9/7/16	$1,655,392
		Total Capital Goods	$10,751,527
		Commercial Services & Supplies - 0.2%
		Environmental & Facilities Services - 0.2%
4,820,000	7.25	Brickman Group Holdings, Inc., Tranche B Term Loan, 9/21/16	$4,928,450
		Total Commercial Services & Supplies	$4,928,450
		Transportation - 0.1%
		Air Freight & Couriers - 0.1%
1,971,385	5.26	Ceva Group Plc, U.S. Tranche B Term Loan, 8/31/16	$1,917,172
1,139,910	5.26	Ceva Group Plc, Dollar Tranche B Term Loan, 8/31/16	1,112,359
1,153,586	5.30	Ceva Group Plc, EGL Tranche B Term Loan, 8/31/16	1,125,704
			$4,155,235
		Total Transportation	$4,155,235
		Automobiles & Components - 0.4%
		Auto Parts & Equipment - 0.2%
2,330,063	3.02	Allison Transmission, Term Loan, 8/7/14	$2,328,814
284,959	2.20	Federal Mogul Corp., Tranche C Term Loan, 12/28/15	277,538
558,519	2.20	Federal Mogul Corp., Tranche B Term Loan, 12/29/14	543,974
2,155,311	10.50	HHI Holdings LLC, Term Loan, 3/11/15	2,193,029
			$5,343,355
		Tires & Rubber - 0.2%
7,817,000	1.96	Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14	$7,697,791
		Total Automobiles & Components	$13,041,146
		Consumer Durables & Apparel - 0.3%
		Apparel, Accessories & Luxury Goods - 0.0%
672,372	4.75	Phillips-Van Heusen Corp., U.S. Tranche B Term Loan, 5/6/16	$679,096
		Housewares & Specialties - 0.3%
7,950,000	6.50	Reynolds Group Holdings, Ltd., Incremental Term Loan, 3/16/16	$8,002,979
		Total Consumer Durables & Apparel	$8,682,075
		Consumer Services - 0.1%
		Education Services - 0.0%
952,615	2.55	Cengage Learning Acquistions, Term Loan, 7/4/14	$938,721
		Restaurants - 0.1%
2,280,000	6.25	Burger King Holdings, Inc., Tranche B Term Loan, 9/7/16	$2,319,010
		Total Consumer Services	$3,257,731
		Media - 0.4%
		Cable & Satellite - 0.3%
1,687,218	3.56	Charter Communications Operations, Term C Loan, 9/8/16	$1,694,298
4,925,250	4.50	Mediacom Broadband LLC, Tranche F Term Loan, 10/20/17	4,934,485
3,000,000	2.76	WideOpenWest LLC, 1st Lien Term Loan, 6/30/14	2,826,563
			$9,455,346
		Movies & Entertainment - 0.1%
3,255,135	5.25	Christie/AIX, Inc., Term Loan, 4/29/16	$3,255,135
		Total Media	$12,710,481
		Food, Beverage & Tobacco - 1.0%
		Packaged Foods & Meats - 1.0%
11,025,000	0.00	Del Monte Foods Co., Term Loan, 12/26/11	$11,025,000
2,065,000	5.50	Green Mountain Coffee Roasters, Inc., Term B Facility Loan, 11/18/16	2,076,616
2,900,000	11.25	Pierre Foods, Inc., 2nd Lien Term Loan, 7/29/17	2,979,750
14,463,750	7.00	Pierre Foods, Inc., 1st Lien Term Loan, 7/29/16	14,635,507
			$30,716,873
		Total Food, Beverage & Tobacco	$30,716,873
		Household & Personal Products - 0.2%
		Household Products - 0.1%
2,306,121	6.75	Reynolds Group Holdings, Inc., U.S. Term B Loan, 11/5/15	$2,319,333
1,580,000	6.25	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 5/16/16	1,593,386
			$3,912,719
		Personal Products - 0.0%
2,014,775	6.00	Revlon Consumer Products Corp., Term Loan, 3/11/15	$2,033,664
		Total Household & Personal Products	$5,946,383
		Health Care Equipment & Services - 1.4%
		Health Care Facilities - 0.1%
3,860,825	6.50	Ardent Health Services LLC, Term Loan, 9/15/15	$3,891,389
		Health Care Services - 0.9%
11,229,375	6.75	Gentiva Health Services, Inc., Term B Borrowing Loan, 8/17/16	$11,425,889
3,586,727	8.50	NAMM Holdings, Inc., Term Loan, 4/1/14	3,613,627
6,659,675	7.25	Prime Healthcare Services, Term B Loan, 4/28/15	6,559,780
1,199,333	6.00	RehabCare Group, Inc., Term B Loan, 11/1/15	1,213,326
3,955,556	8.00	Sun HealthCare Group, Term Loan, 10/18/16	3,992,639
			$26,805,261
		Health Care Supplies - 0.3%
9,200,000	4.51	Alere, Inc., Term Loan, 6/26/15	$9,177,000
		Managed Health Care - 0.1%
3,586,727	8.50	MMM Holdings, Inc., Term Loan, 4/14/15	$3,613,627
		Total Health Care Equipment & Services	$43,487,277
		Pharmaceuticals & Biotechnology - 0.9%
		Biotechnology - 0.9%
15,425,000	0.00	Axcan Intermediate Holdings, Inc., Term Loan, 1/11/12	$15,425,000
188,510	6.50	Harvard Drug Group, Delayed Draw Term Loan, 4/8/16	183,797
1,370,983	6.50	Harvard Drug Group, Closing Date Term Loan, 4/7/16	1,336,709
4,128,524	6.00	Warner Chilcott Corp., Term A Loan, 10/30/14	4,144,006
3,402,113	6.25	Warner Chilcott Corp., Term B2 Loan, 4/30/15	3,433,476
1,926,669	6.25	Warner Chilcott Corp., Additional Term Loan, 4/30/15	1,944,465
2,043,089	6.25	Warner Chilcott Corp., Term B1 Loan, 4/30/15	2,061,923
			$28,529,376
		Total Pharmaceuticals & Biotechnology	$28,529,376
		Insurance - 1.2%
		Insurance Brokers - 0.9%
5,164,560	3.30	Alliant Holdings I, Inc., Term Loan, 8/21/14	$5,035,446
1,602,353	2.80	HUB International Holdings, Delayed Draw Term Loan, 6/13/14	1,596,999
5,821,313	6.75	HUB International Holdings, Additional Term Loan, 6/13/14	5,860,606
7,128,431	2.80	HUB International Holdings, Initial Term Loan, 6/13/14	7,104,612
6,291,209	2.76	USI Holdings Corp., Tranche B Term Loan, 5/5/14	6,177,181
1,461,500	7.00	USI Holdings Corp., Series C New Term Loan, 5/5/14	1,459,673
			$27,234,517
		Multi-Line Insurance - 0.2%
7,896,043	2.80	AmWINS Group, Inc., Initial Term Loan, 6/8/13	$7,762,797
		Total Insurance	$34,997,314
		Software & Services - 0.3%
		Data Processing & Outsourced Services - 0.1%
4,100,000	5.50	Fifth Third Bank Processing Solutions, Term B Loan, 10/28/16	$4,169,700
		Internet Software & Services - 0.0%
1,312,825	6.75	SAVVIS, Inc., Term Loan, 8/4/16	$1,335,595
		Systems Software - 0.1%
877,003	5.25	Dealer Computer Services, Term Loan, 4/1/17	$885,910
1,740,686	2.29	Inverness Medical Innovations, Term Loan, 2/14/13	1,714,576
1,502,450	6.75	Telcordia Technologies, Term Loan, 4/9/16	1,516,535
			$4,117,021
		Total Software & Services	$9,622,316
		Telecommunication Services - 0.1%
		Wireless Telecommunication Services - 0.1%
2,770,000	3.30	Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14	$2,682,572
		Total Telecommunication Services	$2,682,572
		Utilities - 0.2%
		Electric Utilities - 0.2%
2,488,500	3.76	Texas Competitive Electrice, Delayed Draw Term Loan, 10/10/14	$2,059,040
3,900,000	7.75	Race Point Power, Term Loan, 11/9/17	3,924,375
			$5,983,415
		Total Utilities	$5,983,415
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS	$235,447,899
		(Cost $229,629,393)

		TEMPORARY CASH INVESTMENTS - 5.4%
		Repurchase Agreement - 1.5%
4,190,000		Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/1/11 collateralized by the following:
		$2,241,174 Federal National Mortgage Association, 3.5%, 11/1/25
		$2,042,717 Federal National Mortgage Association (ARM), 3.579%, 8/1/40	$4,190,000

4,190,000		Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/1/11 collateralized by
		$4,273,803 U.S. Treasury Bond, 3.125%-4.625%, 2/15/17-4/30/17	4,190,000

4,190,000		BNP Paribas SA, 0.22%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/1/11 collateralized by
		$2,333,462 Federal National Mortgage Association (ARM), 1.261%-6.50%, 9/1/13-11/20/40
		$1,019,477 Federal Home Loan Mortgage Corp., 1.261%-6.50%, 9/1/13-11/20/40
		$58,622 Government National Mortgage Association (ARM), 2.625%-4.0%, 9/1/26-11/20/40
		$705,074 Federal National Mortgage Association, 1.261%-6.50%, 9/1/13-11/20/40
		$173,908 Freddie Mac Giant, 4.5%-11.0%, 2/15/25-11/20/40	4,190,000

4,190,000		BNP Paribas SA, 0.21%, dated 1/31/11, repurchase price of
		$4,190,000 plus accrued interest on 2/1/11 collateralized by $4,273,788
		U.S. Treasury Bond, 7.5%-7.875%, 2/15/21-11/15/24	4,190,000

4,190,000		Deutsche Bank, 0.21%, dated 1/31/11, repurchase price of
		$4,190,000 plus accrued interest on 13/3/11 collateralized by
		$4,273,800 U.S. Treasury Inflation Protected Security, 0.0%, 5/15/22	4,190,000

4,190,000		Deutsche Bank AG, 0.22%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/1/11 collateralized by $4,273,800 Federal National
		Mortgage Association, 7.0%, 8/1/38	4,190,000

4,190,000		JPMorgan, Inc., 0.18%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/1/11 collateralized by the following:
		$4,273,952 U.S. Treasury Note, 1.25%, 10/31/15	4,190,000

4,190,000		JPMorgan, Inc., 0.21%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/1/11 collateralized by the following:
		$4,880,333 Federal National Mortgage Association, 5.5%, 10/1/35	4,190,000

4,190,000		RBC Capital Markets, Inc., 0.21%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 2/3/11 collateralized by the following:
		$677,017 Fannie Mae, 1.0%-3.0%, 9/23/13-9/16/14
		$396,180 Freddie Mac, 0.0%-1.625%, 9/26/11-4/15/13
		$277,192 Federal Farm Credit Bank, 0.0%, 11/23/11
		$389,464 Tenessee Valley Authority Notes, 4.875%, 12/15/16
		$277,286 Freddie Mac Discount, 0.0%, 2/17/11
		$2,256,808 Federal Home Loan Bank, 0.625%-5.0%, 8/22/12-5/17/17	4,190,000

4,190,000		Societe Generale SA, 0.20%, dated 1/31/11, repurchase price of
		$4,190,000 plus accrued interest on 2/1/11 collateralized by
		$4,273,802 U.S. Treasury Bond, 0.5%, 10/15/13	4,190,000

4,190,000		Societe Generale SA, 0.22%, dated 1/31/11, repurchase price of $4,190,000
		plus accrued interest on 1/3/11 collateralized by $4,273,800
		Federal National Mortgage Association, 5.5%-6.0%, 5/1/34-4/1/36	4,190,000
			$46,090,000
		Securities Lending Collateral - 3.9% (c)
		Certificates of Deposit:
3,768,306		Bank of Nova Scotia, 0.35%, 9/29/11	$3,768,306
2,637,814		BBVA Group NY, 0.86%, 7/26/11	2,637,814
1,884,160		BNP Paribas Bank NY, 0.29%, 2/8/11	1,884,160
3,768,306		Canadian Imperial Bank of Commerce NY, 0.27%, 4/27/11	3,768,306
3,768,306		DnB NOR Bank ASA NY, 0.25%, 3/7/11	3,768,306
1,884,048		National Australia Bank NY, 0.32%, 10/19/11	1,884,048
3,768,306		Nordea NY, 0.3%, 4/13/11	3,768,306
3,768,306		RoboBank Netherland NV NY, 0.31%, 8/8/11	3,768,306
3,768,306		Royal Bank of Canada NY, 0.42%, 12/2/11	3,768,306
1,884,153		SocGen NY, 0.30%, 2/10/11	1,884,153
3,768,306		Westpac Banking Corp. NY, 0.42%, 12/6/11	3,768,306
			$34,668,317
		Commercial Paper:
1,507,323		American Honda Finance, 0.35%, 1/11/12	$1,507,323
1,511,837		American Honda Finance, 1.05%, 6/20/11	1,511,837
1,383,526		Australia & New Zealand Banking Group, 0.89%, 8/4/11	1,383,526
3,836,321		Caterpillar Financial Services Corp., 1.05%, 6/24/11	3,836,321
1,130,435		CHARFD, 0.26%, 2/8/11	1,130,435
1,884,139		FAIRPP, 0.27%, 2/2/11	1,884,139
1,935,059		FAIRPP, 0.27%, 3/7/11	1,935,059
3,768,558		Federal Home Loan Bank, 0.35%, 6/1/11	3,768,558
1,884,629		General Electric Capital Corp., 0.39%, 4/28/11	1,884,629
376,711		General Electric Capital Corp., 0.38%, 6/6/11	376,711
3,767,232		OLDLLC, 0.27%, 3/11/11	3,767,232
2,260,763		Parfin, 0.27%, 2/14/11	2,260,763
3,768,061		SEB, 0.39%, 2/7/11	3,768,061
1,882,778		SOCNAM, 0.37%, 4/14/11	1,882,778
2,260,720		STDFIN, 0.6%, 2/8/11	2,260,720
3,768,280		STRAIT, 0.25%, 2/2/11	3,768,280
1,884,139		TBLLC, 0.27%, 2/2/11	1,884,139
3,768,306		Toyota Motor Credit Corp., 0.42%, 9/8/11	3,768,306
1,507,181		VARFUN, 0.26%, 2/14/11	1,507,181
2,259,661		VARFUN, 0.27%, 4/20/11	2,259,661
2,261,009		Wachovia, 0.40%, 3/22/11	2,261,009
1,508,192		Wachovia, 0.43%, 10/15/11	1,508,192
			$50,114,860
		Tri-party Repurchase Agreements:
1,109,766		Barclays Capital Plc, 0.21%, 2/1/11	$1,109,766
1,884,153		Deutsche Bank Securities, Inc., 0.21%, 2/1/11	1,884,153
7,536,613		HSBC Bank USA NA, 0.21%, 2/1/11	7,536,613
11,304,919		RBS Securities, Inc., 0.22%, 2/1/11	11,304,919
			$21,835,451
Shares		Money Market Mutual Funds:
5,652,460		Dreyfus Preferred Money Market Fund	$5,652,460
5,652,460		Fidelity Prime Money Market Fund	5,652,460
			$11,304,920
		Total Securities Lending Collateral	$117,923,548
		TOTAL TEMPORARY CASH INVESTMENTS	$164,013,548
		(Cost $164,013,548)
		TOTAL INVESTMENT IN SECURITIES - 104.0%	$3,158,378,688
		(Cost $2,807,678,413)(a)
		OTHER ASSETS AND LIABILITIES - (4.0) %	$(120,641,100)
		TOTAL NET ASSETS - 100.0%	$3,037,737,588

*		Non-income producing security.

PIK		Represents a pay in kind security.

**		Senior floating rate loan interests in which the Portfolio
		invests generally pay interest rates that are periodically
		redetermined by reference to a base lending rate plus a
		premium. These base lending rates are generally (i) the
		lending rate offered by one or more major European
		banks, such as LIBOR (London InterBank Offered
		Rate), (ii) the prime rate offered by one or more major
		United States banks, (iii) the certificate of deposit
		or (iv) other base lending rates used by commercial
		lenders. The rate shown is the coupon rate at period end.

(144A)		Security is exempt from registration under Rule (144A)
		of the Securities Act of 1933. Such securities may be
		resold normally to qualified institutional buyers in a
		transaction exempt from registration. At January 31, 2011,
		the value of these securities amounted to $285,636,998
		or 9.4% of total net assets.

(a)		At January 31, 2011, the net unrealized gain on investments
		based on cost for federal income tax purposes of $2,818,903,356
		was as follows:

		Aggregate gross unrealized gain for all investments
		in which there is an excess of value over tax cost	$463,770,572

		Aggregate gross unrealized loss for all investments
		in which there is an excess of tax cost over value	(124,295,240)

		Net unrealized gain	$339,475,332

(b)		At January 31, 2011, the following securities were out on loan:

Principal
Amount ($)		Security	Value
120,000		ABI Escrow Corp., 10.25%, 10/15/18	$139,298
2,388,000		Alliance One International, Inc., 5.5%, 7/15/14	2,543,086
2,504,000		Allison Transmission, 11.0%, 11/1/15 (144A)	2,810,740
1,400,000		Bill Barrett Corp., 5.0%, 3/15/28	1,464,945
5,000,000		Biomet, Inc., 10.375%, 10/15/17	5,752,745
1,265,000		BWAY Holding Co., 10.0%, 6/15/18 (144A)	1,395,014
400,000		C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A)	396,500
3,080,000		Ceva Group Plc, 11.625%, 10/1/16	3,517,776
240,000		Dollar Financial, 2.875%, 6/30/27 (144A)	251,694
4,545,000		First Data Corp., 8.25%, 1/15/21	4,481,113
501,000		General Cable Corp., 7.125%, 4/1/17	527,929
1,680,000		HCA, Inc., 9.875%, 2/15/17	1,937,099
724,000		Hologic, Inc., 2.0%, 12/15/37	829,926
9,208,000		Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)	9,753,058
1,045,000		Interactive Data Corp., 10.25%, 8/1/18	1,203,651
5,000,000		Pinnacle Entertainment, Inc., 8.75%, 5/15/20	5,404,860
2,390,000		Steel Dynamics, Inc., 5.125%, 6/15/14	3,050,952
208,000		SunPower Corp., 1.25%, 2/15/27	202,439
473,000		Swift Services Holdings, Inc., 10.0%, 11/15/18	516,687
1,050,000		Tesoro Corp., 6.625%, 11/1/15	1,097,579
4,135,000		Texas Competitive Electric Holdings, 15.0%, 4/1/21	3,731,838
4,200,000		Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19	4,261,543
6,367,000		Yankee Acquisition Corp., 9.75%, 2/15/17	6,971,598
Shares
69,700		Alere, Inc. *	2,730,149
184,000		Blackboard, Inc. *	7,150,240
734,400		CMS Energy Corp.	14,320,800
33,100		ESCO Technologies, Inc.	1,200,868
78,000		General Cable Corp. *	2,886,780
33,800		Geoeye, Inc. *	1,349,296
288,100		Georgia Gulf Corp. *	7,672,103
10,600		International Game Technology	182,002
1,300		Itron, Inc. *	75,426
18,900		Legg Mason, Inc.	626,157
275,300		SandRidge Energy, Inc. *	2,048,232
187,600		Sonic Automotive, Inc.	2,335,620
7,200		Starbucks Corp.	227,016
137,800		Texas Industries, Inc.	5,474,794
63,101		Transocean, Ltd. *	5,043,663
		Total	$115,565,214

(c)		Securities lending collateral is managed by Credit
		Suisse AG, New York Branch.

(d)		Debt obligation with a variable interest rate.
		Rate shown is rate at period end.

		Various inputs are used in determining the value of the Fund’s
		investments. These inputs are summarized in the three broad
		levels listed below.
		Highest priority is given to Level 1 inputs and lowest priority
		is given to Level 3.
		Level 1 – quoted prices in active markets for identical securities
		Level 2 – other significant observable inputs (including quoted
		prices for similar securities, interest rates, prepayment speeds,
		credit risk, etc.)
		Level 3 – significant unobservable inputs (including the Fund’s
		own assumptions in determining fair value of investments)

		The following is a summary of the inputs used as of January
		31, 2011, in valuing the Fund’s assets:
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$0	$586,784,055	$-	$586,784,055
Preferred Stocks	3,506,901	127,398,870		130,905,771
Common Stocks	477,029,856	-	194,698	477,224,554
Rights/Warrants				-
Asset Backed Securities		2,212,567		2,212,567
Collateralized Mortgage Obligations		1,640,852		1,640,852
Corporate Bonds		1,455,561,593		1,455,561,593
Municipal Bonds		103,540,849	1,047,000	104,587,849
Senior Floating Rate Loan Interests		235,447,899		235,447,899
Temporary Cash Investments		152,708,628		152,708,628
Money Market Mutual Funds	11,304,920			11,304,920
Total	$491,841,677	$2,665,295,313	$1,241,698	$3,158,378,688

Other Financial Instruments*	$0	$0	$0	$0

*Other financial instruments include foreign exchange contracts

Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
			Senior Floating
	Common	Municipal	Rate Loan
	Stocks	Bonds	Interests
Balance as of 10/31/10	$194,698	$1,047,000	$1,653,959
Realized gain (loss)	0	0	0
Change in unrealized appreciation (depreciation)	0	0	0
Net purchases (sales)	0	0	0
Transfers in and out of Level 3	0	0	(1,653,959)
Balance as of 1/31/11	$194,698	$1,047,000	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2011

* Print the name and title of each signing officer under his or her signature.